Asset-backed securitization debt (Details) - Asset-backed Securities [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Within 1 year	¥ 10,090,744
Between 1 to 2 years	3,674,781
Between 2 to 3 years	107,771
Between 3 to 4 years	0
Between 4 to 5 years	¥ 0